Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN HIGH INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000823620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2011
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHITX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHTBX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHTCX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHTFX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHIFX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CITAX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CITBX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CITCX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CITEX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CITFX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RITAX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RITBX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RITCX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RITEX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RITFX
AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RITGX